Offerings	Oct. 22, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	units, each consisting of one Class A ordinary share, $0.0001 par value, and one right to receive three-fourths (3/4) of one Class A ordinary share upon the consummation of an initial business combination(2)
Amount Registered	11,500,000
Proposed Maximum Offering Price per Unit	10
Maximum Aggregate Offering Price	$ 115,000,000
Fee Rate	0.0087%
Amount of Registration Fee	$ 10,005
Offering Note
(1)	Estimated solely for the purpose of calculating the registration fee.

(2)

Includes 1,500,000 units, consisting of 1,500,000 ordinary shares and 1,500,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.

Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying the rights included as part of the units(3)
Amount Registered	8,625,000
Proposed Maximum Offering Price per Unit	10
Maximum Aggregate Offering Price	$ 86,250,000
Amount of Registration Fee	$ 7,503.75
Offering Note
(3)

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be offered or issued to prevent dilution resulting from share subdivisions, stock dividends, or similar transactions.

Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Representative's Shares
Amount Registered	230,000
Proposed Maximum Offering Price per Unit	10
Maximum Aggregate Offering Price	$ 2,300,000
Amount of Registration Fee	$ 200.1
Offering Note
(4)	No fee pursuant to Rule 457(g) under the Securities Act.